Equity and Partners' Capital	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Equity and Partners' Capital
4.  EQUITY AND PARTNERS’ CAPITAL

Equity offerings. The Partnership completed the following public offerings of its common units during 2011, 2012 and 2013:

thousands except unit and per-unit amounts	Common Units Issued (1)	GP Units Issued (2)	Price Per Unit	Underwriting Discount and Other Offering Expenses	Net Proceeds
March 2011 equity offering	3,852,813	78,629	$35.15	$5,621	$132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409
May 2013 equity offering	7,015,000	143,163	61.18	13,203	424,733
December 2013 equity offering (3)	4,500,000	91,837	61.51	8,716	273,728

(1)
Includes the issuance of 302,813 common units, 750,000 common units and 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option granted in connection with the March 2011, September 2011 and May 2013 equity offerings, respectively.

(2)	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest.

(3)
Excludes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units to the general partner in exchange for the general partner’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the general partner’s proportionate capital contribution) were $18.3 million.

4.  EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

In addition, pursuant to the Partnership’s registration statement filed with the U.S. Securities and Exchange Commission (“SEC”) in August 2012 authorizing the issuance of up to an aggregate of $125.0 million of common units (the “Continuous Offering Program”), during the three months ended December 31, 2013, the Partnership completed trades totaling 642,385 common units at an average price per unit of $60.83, generating gross proceeds of $39.9 million (including the general partner’s proportionate capital contribution and before $0.9 million of associated offering expenses). During the year ended December 31, 2013, the Partnership completed trades totaling 685,735 common units at an average price per unit of $60.84, generating gross proceeds of $42.6 million (including the general partner’s proportionate capital contribution and before $1.0 million of associated offering expenses).

Common and general partner units. The Partnership’s common units are listed on the New York Stock Exchange under the symbol “WES.”
The following table summarizes common and general partner units issued during the years ended December 31, 2012 and 2013:

	Common Units	General Partner Units	Total
Balance at December 31, 2011	90,140,999	1,839,613	91,980,612
MGR acquisition	632,783	12,914	645,697
Long-Term Incentive Plan awards	12,570	257	12,827
June 2012 equity offering	5,000,000	102,041	5,102,041
Chipeta acquisition	151,235	3,086	154,321
WGP unit purchase agreement	8,722,966	178,019	8,900,985
Balance at December 31, 2012	104,660,553	2,135,930	106,796,483
Non-Operated Marcellus Interest acquisition	449,129	9,166	458,295
Long-Term Incentive Plan awards	12,395	253	12,648
May 2013 equity offering	7,015,000	143,163	7,158,163
Continuous Offering Program	685,735	13,996	699,731
December 2013 equity offering	4,500,000	91,837	4,591,837
Balance at December 31, 2013	117,322,812	2,394,345	119,717,157

Holdings of Partnership equity. As of December 31, 2013, WGP held 49,296,205 common units, representing a 41.2% limited partner interest in the Partnership, and, through its ownership of the general partner, WGP indirectly held 2,394,345 general partner units, representing a 2.0% general partner interest in the Partnership, and 100% of the Partnership’s IDRs. As of December 31, 2013, Anadarko Marcellus Midstream, L.L.C. (“AMM”), a subsidiary of Anadarko, separately held 449,129 common units, representing a 0.4% limited partner interest in the Partnership. As of December 31, 2013, the public held 67,577,478 common units, representing a 56.4% limited partner interest in the Partnership.
The Partnership’s net income earned on and subsequent to the date of the acquisition of the Partnership assets (as defined in Note 1) is allocated to the general partner and the limited partners consistent with actual cash distributions, including incentive distributions allocable to the general partner. Undistributed earnings (net income in excess of distributions) or undistributed losses (available cash in excess of net income) are then allocated to the general partner and the limited partners in accordance with their respective ownership percentages.

Net income per unit for common and subordinated units. Basic and diluted net income per common unit are calculated by dividing the limited partners’ interest in net income by the weighted average number of common units outstanding during the period. The common units issued in connection with acquisitions and equity offerings are included on a weighted-average basis for periods they were outstanding.
4.  EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

The following table illustrates the Partnership’s calculation of net income per unit for common and subordinated units:

	Year Ended December 31,
thousands except per-unit amounts	2013	2012	2011
Net income attributable to Western Gas Partners, LP	$274,627	$134,377	$192,758
Pre-acquisition net (income) loss allocated to Anadarko	(4,128)	(27,391)	(52,599)
General partner interest in net (income) loss	(69,633)	(28,089)	(8,599)
Limited partners’ interest in net income	$200,866	$78,897	$131,560
Net income allocable to common units	$200,866	$78,897	$110,542
Net income allocable to subordinated units	—	—	21,018
Limited partners’ interest in net income	$200,866	$78,897	$131,560
Net income per unit – basic and diluted
Common units	$1.83	$0.84	$1.64
Subordinated units	$—	$—	$1.28
Weighted average units outstanding – basic and diluted
Common units	109,872	93,936	67,333
Subordinated units	—	—	16,431

Supplemental net income per unit for common and subordinated units. The following table sets forth the calculation of net income per common unit, if net income attributable to the Partnership’s assets (as defined in Note 1) acquired from Anadarko had been allocated to the limited partners for purposes of calculating net income per common and subordinated unit.

	Year Ended December 31,
thousands except per-unit amounts	2013	2012	2011
Limited partners’ interest in net income	$200,866	$78,897	$131,560
Add: Pre-acquisition net income (loss) allocated to Anadarko	4,128	27,391	52,599
Add: General partner interest in net income (loss)	69,633	28,089	8,599
Less: Reallocation of general partner interest in net (income) loss	(69,717)	(28,636)	(9,650)
Supplemental limited partners’ interest in net income	$204,910	$105,741	$183,108
Net income allocable to common units	$204,910	$105,741	$156,132
Net income allocable to subordinated units	—	—	26,976
Limited partners’ interest in net income	$204,910	$105,741	$183,108
Supplemental net income per unit - basic and diluted
Common units	$1.86	$1.13	$2.32
Subordinated units	$—	$—	$1.64
Weighted average units outstanding - basic and diluted
Common units	109,872	93,936	67,333
Subordinated units	—	—	16,431